Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 108.6	$ 111.6	$ 118.3
Provisions Charged to Earnings	29.2	25.9	28.9
Write-Offs	(23.2)	(25.0)	(33.5)
Balance at End of Year	118.0	108.6	111.6
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Provisions Charged to Earnings	29.2	25.9	28.9
Write-Offs	(23.2)	(25.0)	(33.5)
Translation Adjustments	2.9	(4.7)	(5.1)
Reclassifications and Other	$ 0.5	$ 0.8	$ 3.0